Subsequent Events (Details) - Subsequent Event [Member]	Oct. 15, 2023 $ / shares shares
Subsequent Events [Line Items]
Granted shares (in Shares)	1,938,409
Exercise price (in Dollars per share) | $ / shares	$ 2.4
Stock option share (in Shares)	720,505
Received stock options rate	25.00%
Stock option rate	75.00%
Minimum [Member]
Subsequent Events [Line Items]
Received stock options rate	25.00%
Median [Member]
Subsequent Events [Line Items]
Received stock options rate	50.00%
Maximum [Member]
Subsequent Events [Line Items]
Received stock options rate	75.00%